Restricted cash and cash and bank balances	12 Months Ended
Dec. 31, 2021
Restricted cash and cash and bank balances
Restricted cash and cash and bank balances

18          Restricted cash and cash and bank balances

	2020	2021
	RMB’000	RMB’000

Restricted cash	8,712	—

	2020	2021
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	38,852	35,685
Time deposit	5,279	3,000
Cash on hand	253	604
Total	44,384	39,289

The analysis of bank and cash balances for the purpose of the consolidated statement of cash flows is as follows:

	2020	2021
	RMB’000	RMB’000
Cash and cash equivalents	44,384	39,289

The carrying amounts of the Group’s restricted bank deposit and cash and cash equivalents are denominated in the following currencies:

	2020	2021
	RMB’000	RMB’000
RMB	33,478	31,021
US dollars	18,199	7,125
Hong Kong dollars	567	6
Singapore dollars	852	1,137
	53,096	39,289

Cash at banks earns interest at floating rates based on daily bank deposit rates. The Group’s balances of cash at bank which are denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of the Mainland China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.

Restricted cash represents cash reserved in escrow account in relation to litigations (Note 34(c)).